Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Taxes [Line Items]
Deferred income tax expenses as a result of enacted changes in tax laws or rates	$ 4,179	$ 14,671
Corporate tax rate of the company	0.00%	0.00%	0.00%
Net increase (decrease) in valuation allowances	1,005	10,191
Tax credits, net capital and operating loss carryforwards	541,666	527,574
Tax credits, net capital and operating loss carryforwards having expiration date	133,345	153,563
Tax credits, net capital and operating loss carryforwards expiration date	Through 2034 for $133,345 in net operating losses
Gross unrecognized tax benefits	123,942	130,371	133,874	132,861
Accrued income taxes payable for interest and penalties relating to unrecognized tax benefits	20,855	19,126
Accrued income taxes payable recognized in the statements of income	1,729	422
Expected decrease in unrecognized tax benefits within next 12 months	$ 3,675
September 30, 2013 [Member]
Income Taxes [Line Items]
Tax credits, net capital and operating loss carryforwards expiration date	Through 2033 for $153,563 in net operating losses